Consolidated Balance Sheets - CAD	Feb. 28, 2017	Feb. 29, 2016
Current
Cash and cash equivalents	CAD 4,315,028	CAD 282,819
Accounts receivable	85,628	94,302
Inventory	361,102	968,030
Prepaid expenses and deposits	129,520	365,451
Total Current Assets	4,891,278	1,710,602
Property, plant and equipment	765,024	1,766,611
Intangible assets	297,189	205,620
Deferred tax assets	0	0
Assets attributable to discontinued operations	26,195	9,591,875
Total Assets	5,979,686	13,274,708
Current
Accounts payable and accrued liabilities	605,046	1,514,718
Liabilities attributable to discontinued operations	300,000	0
Lease inducement	0	22,234
Derivative Liability - non-employee stock options	46,352	59,990
Total Liabilities	951,398	1,596,942
Shareholders' Equity
Share Capital Authorized 500,000,000 common shares without par value 20,000,000 preferred shares without par value Issued 2,802,412 common shares (2016 - 2,859,837 )	31,305,247	31,946,732
Additional paid-in capital	19,455,359	18,953,663
Accumulated other comprehensive income - currency translation adjustment	577,916	577,916
Accumulated deficit	(46,310,234)	(39,800,545)
Total Stockholders Equity	5,028,288	11,677,766
Total Liabilities and Shareholders' Equity	CAD 5,979,686	CAD 13,274,708